NATIXIS FUNDS TRUST IV

May 5, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust IV
(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Class ABC and Class Y Prospectuses and Statement of Additional Information of the AEW Real Estate Fund, each dated May 1, 2011, do not differ from those contained in Post-Effective Amendment No. 16 that was filed electronically on May 2, 2011.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary